Document and Entity Information	May 19, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001658566
Document Type	8-K/A
Document Period End Date	May 19, 2022
Entity Registrant Name	Centennial Resource Development, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37697
Entity Tax Identification Number	47-5381253
Entity Address, Address Line One	1001 Seventeenth Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(720)
Local Phone Number	499-1400
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CDEV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As reported in a Current Report on Form 8-K (the “Original Form 8-K”) filed with the Securities and Exchange Commission by Centennial Resource Development, Inc., a Delaware corporation (“Centennial”) on May 19, 2022, the Company, Centennial Resource Production, LLC, a Delaware limited liability company and subsidiary of Centennial (“Merger Sub”), Colgate Energy Partners III, LLC, a Delaware limited liability company (“Colgate”), and, solely for purposes of the specified provisions therein, Colgate Energy Partners III MidCo, LLC, a Delaware limited liability company, entered into a Business Combination Agreement (the “Business Combination Agreement”), pursuant to which, subject to the satisfaction or waiver of certain conditions in the Business Combination Agreement, Merger Sub will merge with and into Colgate (the “Merger”), with Merger Sub surviving the Merger as a subsidiary of Centennial. This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Original Form 8-K in order to file the Business Combination Agreement as Exhibit 2.1 hereto. No other modifications to the Original Form 8-K are being made by this Amendment. This Amendment should be read in connection with the Original Form 8-K, which provides a more complete description of the Business Combination Agreement and the Merger.